Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	€ 129	€ 251
Accrued expenses	244	285
At December 31	€ 373	€ 537